Taxes payable	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Taxes payable
17.	Taxes payable

	2019	2018
Contributions over revenue (PIS and COFINS) (a)	26,613	22,212
Taxes on services (ISS) (b)	6,839	9,504
Withholding income tax (c)	6,130	8,527
Withholding taxes from services taken (d)	2,527	4,838
Income tax (IRPJ and CSLL) (e)	2,181	5,944
Social security levied on gross revenue (INSS) (f)	221	123
Other taxes and contributions	429	421

	44,940	51,569

(a)
PIS and COFINS are invoiced to and collected from the Group’s customers and recognized as deductions to gross revenue against Tax liabilities, as the Group acts as agent collecting these taxes on behalf of the Brazilian federal government.

(b)	ISS is recognized as deductions to gross revenue against Tax liabilities, as the Group acts as agent collecting these taxes on behalf of municipal governments.
(c)	For some entities in the Group, advances for the payment of income tax expense is recognized during the tax year and are recognized as an asset under Recoverable taxes (Note 10).
(d)
Amount relative to PIS, COFINS and CSLL, withheld from suppliers and paid by the Group on their behalf. These amounts are recognized as a tax liability, with no impact to the statement of profit or loss.

(e)
The expense for current income tax is recognized in the statement of profit or loss under “Income tax and social contribution” against tax payable. However, for some entities in the Group, advances for the payment of income tax expense is recognized during the tax year and are recognized as an asset under Recoverable taxes (Note 10).

(f)	The entities Equals and Mundipagg pay an INSS rate of 4.50% on gross revenue due to the benefits this regime offers to technology companies compared with social security tax on payroll.